Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Advisors' Inner Circle Fund
Entity Central Index Key	0000878719
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
C000015666
Shareholder Report [Line Items]
Fund Name	Rice Hall James Micro Cap Portfolio
Class Name	Institutional Class Shares
Trading Symbol	RHJSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Institutional Class Shares of the Rice Hall James Micro Cap Portfolio (the "Fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://rhjfunds.com/how-to-invest/. You can also request this information by contacting us at 1-866-474-5669.
Additional Information Phone Number	1-866-474-5669
Additional Information Website	https://rhjfunds.com/how-to-invest/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Rice Hall James Micro Cap Portfolio, Institutional Class Shares	$59	1.25%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.25%
AssetsNet	$ 15,494,068
Holdings Count | Holding	69
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$15,494,068	69	$-	22%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Energy	2.6%
Short-Term Investment	2.9%
Consumer Staples	4.2%
Financials	4.3%
Consumer Discretionary	13.3%
Information Technology	16.3%
Industrials	28.0%
Health Care	28.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
LeMaitre Vascular	3.0%
ADMA Biologics	2.9%
Healthcare Services Group	2.4%
Lincoln Educational Services	2.3%
Construction Partners, Cl A	2.3%
ANI Pharmaceuticals	2.2%
Federal Agricultural Mortgage, Cl C	2.2%
Huron Consulting Group	2.2%
Genius Sports	2.2%
Pennant Group	2.1%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-866-474-5669
Updated Prospectus Web Address	https://rhjfunds.com/how-to-invest/